Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies [Abstract]
Minimum Future Rental Payments
As of December 31, 2018, minimum future rental payments under such non-cancelable operating leases are as follows:

Year Ending December 31,	U.S. Dollars (in thousands)

2019	1,007
2020	726
2021	205
Thereafter	40

1,978

Allowance For Doubtful Accounts
The following is a summary of the allowance for doubtful accounts related to accounts receivable for the years ended December 31:

	Balance at				Balance at
	beginning		Reversal of	Write-off of	end of
	of period	Provision	provision	provision	period
	U.S. Dollars (in thousands)
2016	755	16	(180)	-	591
2017	591	-	-	-	591
2018	591	-	-	(181)	410